Contract revenues - Grants from the Michael J. Fox Foundation (Details) SFr in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2022 CHF (SFr)	Aug. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr) item	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Aug. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2020 CHF (SFr)	May 31, 2020 USD ($)
Contract revenues
Revenue from contracts with customers			SFr 3,935	SFr 0	SFr 15,431
Income from grants			1,343	1,182	1,353
Accrued income			408	975
Deferred income			587	717
Grant from Michael J. Fox Foundation
Contract revenues
Revenue from contracts with customers			1,200	1,100	SFr 1,300
Accrued income			300	900
Deferred income			SFr 500
Grant from Michael J. Fox Foundation | Alpha-synuclein PET imaging diagnostic agent
Contract revenues
Follow-on grant funding received, total for joint arrangement	SFr 500	$ 0.5
Follow-on grant funding received	400	$ 0.4
Total potential collaboration agreement value								SFr 3,000	$ 3.2
Eligible grant amount receivable								2,300	2.5
Grant from Michael J. Fox Foundation | Alpha-synuclein PET imaging diagnostic agent | Skane University Hospital
Contract revenues
Eligible grant amount receivable	SFr 100					$ 0.1		SFr 700	0.7
Grant from Michael J. Fox Foundation | Alpha-synuclein PET imaging diagnostic agent | Minimum
Contract revenues
Period of joint research agreement			2 years
Grant from Michael J. Fox Foundation | Advance small molecule PD programs
Contract revenues
Number of grants received | item			2
Total potential collaboration agreement value				SFr 1,400			$ 1.5
Grant from Michael J. Fox Foundation | Skane University Hospital
Contract revenues
Eligible grant amount receivable | $									$ 0.7